Shareholder Report, Holdings (Details)	Jun. 30, 2026
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.11%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.88%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.92%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
T-Rex 2X Long Ether Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-Rex 2X Long Ether Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.42%
T-Rex 2X Long Ether Daily Target ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
T-Rex 2X Long Ether Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
T-Rex 2X Long Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)